Other expenses	12 Months Ended
Dec. 31, 2020
Other expenses
Other expenses

30.Other expenses

	December 31,
	2020	2019	2018
Administrative	4,142	5,560	6,391
Professional services	3,316	3,487	4,293
Maintenance and repairs	2,081	1,770	2,912
Regulatory fees	964	994	1,246
Rental - office and equipment	575	658	2,913
Advertising and marketing	100	290	337
Other	344	180	379
Total	11,522	12,939	18,471